--------------------------------------------------------------------------------

                                  JOHN HANCOCK

                                  Growth
                                  Funds

                                  [LOGO] Prospectus
                                         July 1, 1999

--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Core Growth Fund formerly Independence Growth Fund

Core Value Fund formerly Independence Value Fund

Financial Industries Fund

Large Cap Growth Fund formerly Growth Fund

Mid Cap Growth Fund formerly Special Opportunities Fund

Regional Bank Fund

Small Cap Growth Fund formerly Emerging Growth Fund

Small Cap Value Fund formerly Special Value Fund

Special Equities Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of       Core Growth Fund                              4
goals, strategies, risks,
performance and expenses.       Core Value Fund                               6

                                Financial Industries Fund                     8

                                Large Cap Growth Fund                        10

                                Mid Cap Growth Fund                          12

                                Regional Bank Fund                           14

                                Small Cap Growth Fund                        16

                                Small Cap Value Fund                         18

                                Special Equities Fund                        20

Policies and instructions for   Your account
opening, maintaining and
closing an account in any       Choosing a share class                       22
growth fund.                    How sales charges are calculated             22
                                Sales charge reductions and waivers          23
                                Opening an account                           24
                                Buying shares                                25
                                Selling shares                               26
                                Transaction policies                         28
                                Dividends and account policies               28
                                Additional investor services                 29

Further information on the      Fund details
growth funds.
                                Business structure                           30
                                Financial highlights                         31

                                For more information                 back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK GROWTH FUNDS

These funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  have longer time horizons

o are willing to accept higher short-term risk along with higher potential long-term returns

o  want to diversify their portfolios

o  are seeking funds for the growth portion of an asset allocation portfolio

o  are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

o  are investing with a shorter time horizon in mind

o  are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Core Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes stocks of companies with relatively high potential long-term earnings growth. The portfolio's risk profile is substantially similar to that of the Russell 1000 Growth Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 40% to 50% of these companies also are included in the Russell 1000 Growth Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Growth Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
-----------------------------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The year-by-year and average annual figures are for Class I shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. However, Class I shares' average annual figures do not reflect sales charges or 12b-1 fees which will be imposed beginning July 1, 1999 for Class A, B and C shares. Year-by-year, average annual and index figures do not reflect these charges and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class I year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998

                                                          20.52%  36.22%  37.94%

1999 total return as of March 31: 2.70%
Best quarter: Q4 '98, 27.44% Worst quarter: Q3 '98, -12.00%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                        Life of
                                                           1 year       Class I
Class I - began 10/2/95                                    37.94%       30.52%
Class A - began 7/1/99                                     --            --
Class B - began 7/1/99                                     --            --
Class C - began 7/1/99                                     --            --
Index                                                      38.71%       29.73%

Index: Russell 1000 Growth Index, an unmanaged index of growth company stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Also, large-capitalization growth stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on large-capitalization value stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Class A expense figures below show the expenses for the past year adjusted to reflect any changes. Because Class A, Class B and Class C shares are new, their expenses are based on Class I shares' expenses.

---------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A  Class B  Class C
---------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                5.00%    none     none
Maximum deferred sales charge (load)
(as a % of purchase or sales price, whichever is less)  none(1)  5.00%    1.00%

---------------------------------------------------------------------------------
Annual operating expenses                               Class A  Class B  Class C
---------------------------------------------------------------------------------
Management fee                                          0.80%    0.80%    0.80%
Distribution and service (12b-1) fees                   0.30%    1.00%    1.00%
Other expenses                                          1.18%    1.18%    1.18%
Total fund operating expenses                           2.28%    2.98%    2.98%
Expense reimbursement (at least until 7/1/00)           1.03%    1.03%    1.03%
Net annual operating expenses                           1.25%    1.95%    1.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $621         $1,152       $1,708       $3,218
Class B - with redemption       $698         $1,196       $1,817       $3,368
        - without redemption    $198         $  896       $1,617       $3,368
Class C - with redemption       $298         $  896       $1,617       $3,529
        - without redemption    $198         $  896       $1,617       $3,529

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    79

Class B
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    179

Class C
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    579

Core Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes relatively undervalued stocks and high dividend yields. The portfolio's risk profile is substantially similar to that of the Russell 1000 Value Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 50% to 60% of these companies also are included in the Russell 1000 Value Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Value Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
-----------------------------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Class A average annual figures do not reflect sales charges, which will be imposed beginning July 1, 1999. In addition, 12b-1 fees will be imposed beginning July 1, 2000 for Class A. Year-by-year, average annual and index figures do not reflect these charges and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                         1996    1997    1998

                                                        20.66%  30.63%  18.79%

1999 total return as of March 31: 0.48%
Best quarter: Q4 '98, 18.79% Worst quarter: Q3 '98, -13.99%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                        Life of
                                                           1 year       Class A
Class A - began 10/2/95                                    18.79%       24.14%
Class B - began 7/1/99                                     --           --
Class C - began 7/1/99                                     --           --
Index                                                      15.63%       24.29%

Index: Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Also, large-capitalization value stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on large-capitalization growth stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Class A expense figures below show the expenses for the past year, adjusted to reflect any changes. Because Class B and Class C shares are new, their expenses are based on Class A shares' expenses.

---------------------------------------------------------------------------------------------
Shareholder transaction expenses                                 Class A   Class B   Class C
---------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                         5.00%     none      none
Maximum deferred sales charge (load)
(as a % of purchase or sales price, whichever is less)           none(1)   5.00%     1.00%

---------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A   Class B   Class C
---------------------------------------------------------------------------------------------
Management fee                                                   0.80%     0.80%     0.80%
Distribution and service (12b-1) fees                            0.30%     1.00%     1.00%
Other expenses                                                   1.08%     1.08%     1.08%
Total fund operating expenses                                    2.18%     2.88%     2.88%
Distribution and service (12b-1) fee reduction (until 7/1/00)    0.30%     --        --
Expense reimbursement (at least until 7/1/00)                    0.93%     0.93%     0.93%
Net annual operating expenses                                    0.95%     1.95%     1.95%

The hypothetical example below shows what your expenses would be after the fee reduction and expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $592         $1,105       $1,643       $3,109
Class B - with redemption       $698         $1,176       $1,777       $3,281
        - without redemption    $198         $  876       $1,577       $3,281
Class C - with redemption       $298         $  876       $1,577       $3,443
        - without redemption    $198         $  876       $1,577       $3,443

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    88

Class B
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    188

Class C
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    588

Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in U.S. and foreign financial services companies, including banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

In managing the portfolio, the managers concentrate primarily on stock selection rather than industry allocation. The portfolio may include financial services companies of all sizes and types.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industrywide trend toward consolidation, the managers also seek out companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-----------------------------------
Executive vice president of adviser
Joined team in 1996
Joined adviser in 1985
Began career in 1979

Thomas M. Finucane
-----------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1990
Began career in 1990

Thomas C. Goggins
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1995
Began career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                                1997     1998

                                                               37.74%    4.86%

Best quarter: Q4 '98, 17.07% Worst quarter: Q3 '98, -20.12%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                          Life of      Life of
                                               1 year     Class A      Class B
Class A - began 3/14/96                        -0.40%     26.31%       --
Class B - began 1/14/97                        -0.87%     --           16.95%
Class C - began 3/1/99                         --         --           --
Index                                          28.60%     28.17%       30.95%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the financial services sector. The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

When interest rates fall or economic conditions deteriorate, the stocks of financial services companies often suffer greater losses than other stocks. Rising interest rates can cut into profits by reducing the difference between these companies' borrowing and lending rates.

The fund's management strategy will influence performance significantly. Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

o  Certain derivatives could produce disproportionate gains or losses.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

----------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B      Class C
----------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%        1.00%

----------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B      Class C
----------------------------------------------------------------------------------------
Management fee                                         0.76%        0.76%        0.76%
Distribution and service (12b-1) fees                  0.30%        1.00%        1.00%
Other expenses                                         0.31%        0.31%        0.31%
Total fund operating expenses                          1.37%        2.07%        2.07%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $633         $912         $1,212       $2,064
Class B - with redemption       $710         $949         $1,314       $2,221
        - without redemption    $210         $649         $1,114       $2,221
Class C - with redemption       $310         $649         $1,114       $2,400
        - without redemption    $210         $649         $1,114       $2,400

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            FIDAX
CUSIP             409905502
Newspaper         FinIndA
SEC number        811-3999
JH fund number    70

Class B
---------------------------
Ticker            FIDBX
CUSIP             409905601
Newspaper         FinIndB
SEC number        811-3999
JH fund number    170

Class C
---------------------------
Ticker            --
CUSIP             409905874
Newspaper         --
SEC number        811-3999
JH fund number    570

Large Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Stock Index).

The fund generally invests in 30 to 60 U.S. companies that are diversified across sectors. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o  strong cash flows

o  secure market franchises

o  sales growth that outpaces their industries

The management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project at least 15% annual growth for the next two years.


The fund may invest in certain other types of equity securities such as preferred stocks. It may also invest up to 15% of assets in foreign securities. In addition, it may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).


In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

David L. Eisenberg, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1999
Joined adviser in 1997
Began career in 1981

Geoffrey R. Plume, CFA
-----------------------------------
Second vice president of adviser
Joined team in 1998
Joined adviser in 1996
Began career in 1987

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990    1991   1992    1993    1994    1995    1996    1997    1998

30.96%  -8.34%  41.68%  6.06%  13.03%  -7.50%  27.17%  20.40%  16.70%  26.42%

Best quarter: Q4 '98, 22.38% Worst quarter: Q3 '90, -18.75%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                          1 year        5 year        10 year
Class A                                   20.12%        14.67%        14.96%
Class B - began 1/3/94                    20.54%        15.23%        --
Class C - began 6/1/98                    --            --            --
Index                                     28.60%        24.05%        18.95%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. If the fund concentrates its investments in certain sectors or companies, its performance could be tied more closely to those sectors or companies than to the market as a whole.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

---------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B     Class C
---------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%       1.00%

---------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B     Class C
---------------------------------------------------------------------------------------
Management fee                                         0.75%        0.75%       0.75%
Distribution and service (12b-1) fees                  0.30%        1.00%       1.00%
Other expenses                                         0.33%        0.33%       0.33%
Total fund operating expenses                          1.38%        2.08%       2.08%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $633         $915         $1,217       $2,075
Class B - with redemption       $711         $952         $1,319       $2,231
        - without redemption    $211         $652         $1,119       $2,231
Class C - with redemption       $311         $652         $1,119       $2,410
        - without redemption    $211         $652         $1,119       $2,410

FUND CODES

Class A
---------------------------
Ticker            JHNGX
CUSIP             409906302
Newspaper         LpCpGrA
SEC number        811-4630
JH fund number    20

Class B
---------------------------
Ticker            JHGBX
CUSIP             409906401
Newspaper         LpCpGrB
SEC number        811-4630
JH fund number    120

Class C
---------------------------
Ticker            --
CUSIP             409906849
Newspaper         --
SEC number        811-4630
JH fund number    520

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Mid Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long- term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index).


In managing the portfolio, the manager seeks to identify promising sectors for investment. The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund normally invests at least 75% of assets in stocks of companies in up to five economic sectors that appear to offer the highest earnings growth potential. Although the fund concentrates on a few sectors, it diversifies broadly within those sectors. At times, the fund may focus on a single sector. The fund generally invests in more than 100 companies.

In choosing individual securities, the manager conducts fundamental financial analysis to identify companies that appear able to sustain 15% annual earnings growth for the next three to five years. The manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger. The management team generally maintains personal contact with the senior management of the companies the fund invests in.


The fund may invest in foreign stocks. It may also make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 25% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

PORTFOLIO MANAGER

Barbara C. Friedman, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1973



PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                       1994     1995     1996    1997    1998

                                      -8.76%   34.24%   29.05%   2.37%   6.53%

Best quarter: Q4 '98, 22.66% Worst quarter: Q3 '98, -21.36%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                         Life of       Life of
                              1 year        5 year       Class A       Class B
Class A - began 11/1/93       1.24%         10.38%       9.89%         --
Class B - began 11/1/93       0.85%         10.45%       --            10.08%
Class C - began 6/1/98        --            --           --            --
Index 1                       28.60%        24.05%       23.25%        23.25%
Index 2                       17.86%        17.34%       17.09%        17.09%

Index 1: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks. Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Stocks of medium-capitalization companies tend to be more volatile than those of larger companies. Similarly, medium- capitalization stocks are generally traded in lower volumes than large-capitalization stocks.

Because the fund concentrates on a few sectors of the market, its performance may be more volatile than that of a fund that invests across many sectors.

The fund's management strategy will influence performance significantly. Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the industries or companies the fund invests in do not perform as expected, or if the manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

---------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B     Class C
---------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%       1.00%

---------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B     Class C
---------------------------------------------------------------------------------------
Management fee                                         0.80%        0.80%       0.80%
Distribution and service (12b-1) fees                  0.30%        1.00%       1.00%
Other expenses                                         0.49%        0.49%       0.49%
Total fund operating expenses                          1.59%        2.29%       2.29%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $654         $  977       $1,322       $2,295
Class B - with redemption       $732         $1,015       $1,425       $2,450
        - without redemption    $232         $  715       $1,225       $2,450
Class C - with redemption       $332         $  715       $1,225       $2,626
        - without redemption    $232         $  715       $1,225       $2,626

FUND CODES

Class A
---------------------------
Ticker            SPOAX
CUSIP             409906807
Newspaper         MdCpGrA
SEC number        811-4630
JH fund number    39

Class B
---------------------------
Ticker            SPOBX
CUSIP             409906880
Newspaper         MdCpGrB
SEC number        811-4630
JH fund number    139

Class C
---------------------------
Ticker            --
CUSIP             409906823
Newspaper         --
SEC number        811-4630
JH fund number    539

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Regional Bank Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation with moderate income as a secondary objective. To pursue this goal, the fund normally invests at least 65% of assets in a portfolio of stocks of regional banks and lending institutions, including commercial and industrial banks, savings and loan associations and bank holding companies. These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of money centers, such as New York City and Chicago.

In managing the portfolio, the managers concentrate primarily on stock selection.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price/earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industrywide trend toward consolidation, the managers also seek out companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-----------------------------------
Executive vice president of adviser
Joined team in 1985
Joined adviser in 1985
Began career in 1979

Thomas M. Finucane
-----------------------------------
Vice president of adviser
Joined team in 1990
Joined adviser in 1990 Began
career in 1990

Thomas C. Goggins
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1995
Began career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

----------------------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
----------------------------------------------------------------------------------------------
 1989    1990      1991      1992      1993      1994      1995      1996      1997     1998

17.34%  -20.57%   63.78%    47.37%    20.51%    -0.20%    47.56%    28.43%    52.84%    0.73%

Best quarter: Q1 '91, 19.45% Worst quarter: Q3 '90, -20.91%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                       Life of
                            1 year         5 year        10 year       Class A
Class A - began 1/3/92      -3.66%         23.43%        --            26.31%
Class B                     -4.13%         23.66%        22.95%        --
Class C - began 3/1/99      --             --            --            --
Index                       28.60%         24.05%        18.95%        19.50%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the regional banking industry.

When interest rates fall or economic conditions deteriorate, regional bank stocks often suffer greater losses than other stocks. Rising interest rates can cut into profits by reducing the difference between these companies' borrowing and lending rates.

The fund's management strategy will influence performance significantly. If the fund concentrates its investments in regions that experience economic downturns, performance could suffer. Regional bank stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

o  Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

---------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B     Class C
---------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%       1.00%

---------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B     Class C
---------------------------------------------------------------------------------------
Management fee                                         0.75%        0.75%       0.75%
Distribution and service (12b-1) fees                  0.30%        1.00%       1.00%
Other expenses                                         0.19%        0.19%       0.19%
Total fund operating expenses                          1.24%        1.94%       1.94%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $620         $874         $1,147       $1,925
Class B - with redemption       $697         $909         $1,247       $2,083
        - without redemption    $197         $609         $1,047       $2,083
Class C - with redemption       $297         $609         $1,047       $2,264
        - without redemption    $197         $609         $1,047       $2,264

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            FRBAX
CUSIP             409905106
Newspaper         RgBkA
SEC number        811-3999
JH fund number    1

Class B
---------------------------
Ticker            FRBFX
CUSIP             409905205
Newspaper         RgBkB
SEC number        811-3999
JH fund number    101

Class C
---------------------------
Ticker            --
CUSIP             409905866
Newspaper         --
SEC number        811-3999
JH fund number    501

Small Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of U.S. emerging growth companies with market capitalizations of no more than $1 billion. The managers look for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

In managing the portfolio, the managers emphasize diversification by sector and company. The fund's investments by sector, or sector weightings, generally reflect those of the Russell 2000 Growth Index. The fund normally invests in 150 to 220 companies.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest up to 20% of assets in other types of companies and certain other types of equity securities such as preferred stock. The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1991
Began career in 1986

Laura J. Allen, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Anurag Pandit, CFA
-----------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

28.85%  -1.15%   58.82%  12.13%  11.82%  -1.49%   42.13%  12.95%  14.45%  11.65%

Best quarter: Q4 '98, 32.73% Worst quarter: Q3 '90, -23.09%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                       Life of
                            1 year        5 year        10 year        Class A
Class A - began 8/22/91     6.75%         14.76%        --             15.46%
Class B                     10.29%        15.02%        17.75%         --
Class C - began 6/1/98      --            --            --             --
Index 1                     -2.55%        11.87%        12.92%         14.09%
Index 2                     1.23%         10.22%        11.54%         11.25%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.
Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on emerging growth companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller emerging growth companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's management strategy will influence performance significantly. Emerging growth stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

----------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B      Class C
----------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none         none
Maximum deferred s ales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%        1.00%

----------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B      Class C
----------------------------------------------------------------------------------------
Management fee                                         0.75%        0.75%        0.75%
Distribution and service (12b-1) fees                  0.25%        1.00%        1.00%
Other expenses                                         0.36%        0.36%        0.36%
Total fund operating expenses                          1.36%        2.11%        2.11%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $632         $909         $1,207       $2,053
Class B - with redemption       $714         $961         $1,334       $2,250
        - without redemption    $214         $661         $1,134       $2,250
Class C - with redemption       $314         $661         $1,134       $2,441
        - without redemption    $214         $661         $1,134       $2,441

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            TAEMX
CUSIP             478032105
Newspaper         SmCpGrA
SEC number        811-3392
JH fund number    60

Class B
---------------------------
Ticker            TSEGX
CUSIP             478032204
Newspaper         SmCpGrB
SEC number        811-3392
JH fund number    160

Class C
---------------------------
Ticker            --
CUSIP             478032501
Newspaper         --
SEC number        811-3392
JH fund number    560

Small Cap Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests at least 65% of assets in stocks of companies with market capitalizations under $1 billion.

In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The managers use fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors.

The fund invests primarily in stocks of U.S. companies, but may invest up to 50% of assets in foreign securities and up to 15% of net assets in bonds that may be rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.) The fund may also invest in certain other types of equity and debt securities, and may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1987

Timothy E. Quinlisk, CFA
-----------------------------------
Second vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                    1994     1995     1996    1997    1998

                                    7.81%   20.26%   12.91%  25.25%  -2.10%

Best quarter: Q4 '98, 21.34% Worst quarter: Q3 '98, -21.43%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                       1 year        5 year
Class A - began 1/3/94                                 -7.02%        11.28%
Class B - began 1/3/94                                 -7.57%        11.36%
Class C - began 5/1/98                                 --            --
Index                                                  -2.55%        11.87%

Index: Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's management strategy will influence performance significantly. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the industries or companies the fund invests in do not perform as expected, or if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

--------------------------------------------------------------------------------------
Shareholder transaction expenses                      Class A      Class B     Class C
--------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                              5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(1)      5.00%       1.00%

--------------------------------------------------------------------------------------
Annual operating expenses                             Class A      Class B     Class C
--------------------------------------------------------------------------------------
Management fee                                        0.70%        0.70%       0.70%
Distribution and service (12b-1) fees                 0.30%        1.00%       1.00%
Other expenses                                        0.62%        0.62%       0.62%
Total fund operating expenses                         1.62%        2.32%       2.32%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $657         $  986       $1,337       $2,326
Class B - with redemption       $735         $1,024       $1,440       $2,481
        - without redemption    $235         $  724       $1,240       $2,481
Class C - with redemption       $335         $  724       $1,240       $2,656
        - without redemption    $235         $  724       $1,240       $2,656

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            SPVAX
CUSIP             409905700
Newspaper         SmCpVlA
SEC number        811-3999
JH fund number    37

Class B
---------------------------
Ticker            SPVBX
CUSIP             409905809
Newspaper         SmCpVlB
SEC number        811-3999
JH fund number    137

Class C
---------------------------
Ticker            --
CUSIP             409905882
Newspaper         --
SEC number        811-3999
JH fund number    537

Special Equities Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of emerging growth companies and companies in situations offering unusual or one-time opportunities. Emerging growth companies tend to have small market capitalizations, typically less than $1 billion.

In managing the portfolio, the managers focus on stock selection and then consider sector and geographic diversification. The portfolio typically includes 80 to 100 companies. The types of high-growth companies targeted by the fund tend to cluster in certain sectors, such as technology.

In choosing individual securities, the management team uses fundamental financial analysis to identify companies with strong and accelerating earnings growth. The managers favor companies that dominate their market niches or are poised to become market leaders. The managers look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in certain other types of equity securities such as preferred stock. It may also invest in foreign securities. In addition, the fund may make limited use of derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

Laura J. Allen, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Bernice S. Behar, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1991
Began career in 1986

Anurag Pandit, CFA
-----------------------------------
Vice president of adviser
Joined team in 1998
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

27.87%  -8.70%   84.49%  30.41%  19.74%   2.02%   50.44%   3.74%   4.90%  -5.32%

Best quarter: Q1 '91, 32.31% Worst quarter: Q3 '98, -26.82%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                       Life of
                            1 year         5 year        10 year       Class B
Class A                     -10.04%        8.48%         17.58%        --
Class B - began 3/1/93      -10.63%        8.54%         --            12.09%
Class C - began 3/1/99      --             --            --            --
Index 1                     -2.55%         11.87%        12.92%        12.20%
Index 2                     1.23%          10.22%        11.54%        10.76%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.
Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Special-situation companies often have histories of uneven performance, and circumstances that appear to offer opportunities for growth do not necessarily lead to growth.

The fund's management strategy will influence performance significantly. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

----------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B      Class C
----------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%        1.00%

----------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B      Class C
----------------------------------------------------------------------------------------
Management fee                                         0.81%        0.81%        0.81%
Distribution and service (12b-1) fees                  0.30%        1.00%        1.00%
Other expenses                                         0.35%        0.35%        0.35%
Total fund operating expenses                          1.46%        2.16%        2.16%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $641         $939         $1,258       $2,159
Class B - with redemption       $719         $976         $1,359       $2,315
        - without redemption    $219         $676         $1,159       $2,315
Class C - with redemption       $319         $676         $1,159       $2,493
        - without redemption    $219         $676         $1,159       $2,493

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            JHNSX
CUSIP             410225106
Newspaper         SpclEA
SEC number        811-4079
JH fund number    18

Class B
---------------------------
Ticker            SPQBX
CUSIP             410225205
Newspaper         SpclEB
SEC number        811-4079
JH fund number    118

Class C
---------------------------
Ticker            --
CUSIP             410225403
Newspaper         --
SEC number        811-4079
JH fund number    518

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o  Front-end sales charges, as described at right.

o  Distribution and service (12b-1) fees of 0.30% (0.25% for Small Cap Growth).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o  A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.


Special Equities Fund offers Class Y shares and Core Growth Fund and Core Value Fund offer Class I shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).


Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                           As a % of              As a % of your
Your investment            offering price         investment
Up to $49,999              5.00%                  5.26%
$50,000 - $99,999          4.50%                  4.71%
$100,000 - $249,999        3.50%                  3.63%
$250,000 - $499,999        2.50%                  2.56%
$500,000 - $999,999        2.00%                  2.04%
$1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                                CDSC on shares
Your investment                                                 being sold
First $1M - $4,999,999                                          1.00%
Next $1 - $5M above that                                        0.50%
Next $1 or more above that                                      0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the last day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


22 YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Years after purchase                                              being sold
1st year                                                          5.00%
2nd year                                                          4.00%
3rd or 4th year                                                   3.00%
5th year                                                          2.00%
6th year                                                          1.00%
After 6th year                                                    none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                              CDSC
1st year                                                          1.00%
After 1st year                                                    none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.



To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans

o  to make certain distributions from a retirement plan

o  because of shareholder death or disability



To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

                                                                 YOUR ACCOUNT 23

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o  certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o  non-retirement account: $1,000

   o  retirement account: $250

   o  group investments: $250

   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


24 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                 Adding to an account

By check

[Clip Art]  o  Make out a check for            o  Make out a check for
               the investment amount,             the investment amount
               payable to "John                   payable to "John
               Hancock Signature                  Hancock Signature
               Services, Inc."                    Services, Inc."

            o  Deliver the check and           o  Fill out the detachable
               your completed                     investment slip from an
               application to your                account statement. If
               financial                          no slip is available,
               representative, or mail            include a note
               them to Signature                  specifying the fund
               Services (address                  name, your share class,
               below).                            your account number and
                                                  the name(s) in which
                                                  the account is
                                                  registered.

                                               o  Deliver the check and
                                                  your investment slip or
                                                  note to your financial
                                                  representative, or mail
                                                  them to Signature
                                                  Services (address
                                                  below).

By exchange

[Clip Art]  o  Call your financial             o  Call your financial
               representative or                  representative or
               Signature Services to              Signature Services to
               request an exchange.               request an exchange.

By wire

[Clip Art]  o  Deliver your completed          o  Instruct your bank to
               application to your                wire the amount of your
               financial                          investment to:
               representative, or mail              First Signature Bank & Trust
               it to Signature                      Account # 900000260
               Services.                            Routing # 211475000

            o  Obtain your account             Specify the fund name,
               number by calling your          your share class, your
               financial                       account number and the
               representative or               name(s) in which the
               Signature Services.             account is registered.
                                               Your bank may charge a fee
            o  Instruct your bank to           to wire funds.
               wire the amount of your
               investment to:
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000

            Specify the fund name,
            your choice of share
            class, the new account
            number and the name(s) in
            which the account is
            registered. Your bank may
            charge a fee to wire
            funds.

By phone

[Clip Art]  See "By wire" and "By              o  Verify that your bank
            exchange."                            or credit union is a
                                                  member of the Automated
                                                  Clearing House (ACH)
                                                  system.

                                               o  Complete the "Invest By
                                                  Phone" and "Bank
                                                  Information" sections
                                                  on your account
                                                  application.

                                               o  Call Signature Services
                                                  to verify that these
                                                  features are in place
                                                  on your account.

                                               o  Tell the Signature
                                                  Services representative
                                                  the fund name, your
                                                  share class, your
                                                  account number, the
                                                  name(s) in which the
                                                  account is registered
                                                  and the amount of your
                                                  investment.

-------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

-------------------------------------------

                        To open or add to an account using the Monthly Automatic
                       Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 25

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o  Accounts of any type.           o  Write a letter of
                                                  instruction or complete
            o  Sales of any amount.               a stock power
                                                  indicating the fund
                                                  name, your share class,
                                                  your account number,
                                                  the name(s) in which
                                                  the account is
                                                  registered and the
                                                  dollar value or number
                                                  of shares you wish to
                                                  sell.

                                               o  Include all signatures
                                                  and any additional
                                                  documents that may be
                                                  required (see next
                                                  page).

                                               o  Mail the materials to
                                                  Signature Services.

                                               o  A check will be mailed
                                                  to the name(s) and
                                                  address in which the
                                                  account is registered,
                                                  or otherwise according
                                                  to your letter of
                                                  instruction.

By phone

[Clip Art]  o  Most accounts.                  o  For automated service
                                                  24 hours a day using
            o  Sales of up to                     your touch-tone phone,
               $100,000.                          call the EASI-Line at
                                                  1-800-338-8080.

                                               o  To place your order,
                                                  call your financial
                                                  representative or
                                                  Signature Services
                                                  between 8 A.M. and 4
                                                  P.M. Eastern Time on
                                                  most business days.

By wire or electronic funds transfer (EFT)

[Clip Art]  o  Requests by letter to           o  To verify that the
               sell any amount                    telephone redemption
               (accounts of any type).            privilege is in place
                                                  on an account, or to
            o  Requests by phone to               request the form to add
               sell up to $100,000                it to an existing
               (accounts with                     account, call Signature
               telephone redemption               Services.
               privileges).
                                               o  Amounts of $1,000 or
                                                  more will be wired on
                                                  the next business day.
                                                  A $4 fee will be
                                                  deducted from your
                                                  account.

                                               o  Amounts of less than
                                                  $1,000 may be sent by
                                                  EFT or by check. Funds
                                                  from EFT transactions
                                                  are generally available
                                                  by the second business
                                                  day. Your bank may
                                                  charge a fee for this
                                                  service.

By exchange

[Clip Art]  o  Accounts of any type.           o  Obtain a current
                                                  prospectus for the fund
            o  Sales of any amount.               into which you are
                                                  exchanging by calling
                                                  your financial
                                                  representative or
                                                  Signature Services.

                                               o  Call your financial
                                                  representative or
                                                  Signature Services to
                                                  request an exchange.


26 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:


o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint, sole       o  Letter of instruction.
proprietorship, UGMA/UTMA
(custodial accounts for minors) or      o  On the letter, the
general partner accounts.                  signatures and titles of
                                           all persons authorized to
                                           sign for the account,
                                           exactly as the account is
                                           registered.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners of corporate or association      o  Letter of instruction.
accounts.


                                        o  Corporate resolution,
                                           certified within the past
                                           12 months, or a
                                           business/organization
                                           certification form.


                                        o  On the letter and the
                                           resolution, the signature
                                           of the person(s)
                                           authorized to sign for the
                                           account.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners or trustees of trust             o  Letter of instruction.
accounts.
                                        o  On the letter, the
                                           signature(s) of the
                                           trustee(s).


                                        o  Copy of the trust document
                                           certified within the past
                                           12 months or a trust
                                           certification form.


                                        o  Signature guarantee if
                                           applicable (see above).

Joint tenancy shareholders with         o  Letter of instruction
rights of survivorship whose               signed by surviving
co-tenants are deceased.                   tenant.

                                        o  Copy of death certificate.

                                        o  Signature guarantee if
                                           applicable (see above).

Executors of shareholder estates.       o  Letter of instruction
                                           signed by executor.

                                        o  Copy of order appointing
                                           executor, certified within
                                           the past 12 months.

                                        o  Signature guarantee if
                                           applicable (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.

-------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

-------------------------------------------

                        To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 27

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.


Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Regional Bank Fund typically pays income dividends quarterly. Core Growth, Core Value and Financial Industries funds typically pay income dividends annually. The other funds do not usually pay income dividends. Most of these dividends are from capital gains.


Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends


28 YOUR ACCOUNT
mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 29

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock growth funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees of the Core Growth, Core Value, Financial Industries, Small Cap Growth and Mid Cap Growth funds have the power to change these funds' respective investment goals without shareholder approval.


Management fees The management fees paid to the investment adviser by the John Hancock growth funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                        % of net assets
--------------------------------------------------------------------------------
Core Growth                                                 0.00%
Core Value                                                  0.00%
Financial Industries                                        0.76%
Large Cap Growth                                            0.75%
Mid Cap Growth                                              0.80%
Regional Bank                                               0.75%
Small Cap Growth                                            0.75%
Small Cap Value                                             0.09%
Special Equities                                            0.81%


[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

  Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends,
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                        Asset
                                                                      management


                            ------------------------
                                   Subadviser

                             Independent Investment
                                Associates, Inc.
                                 53 State Street
                                Boston, MA 02109
                            ------------------------


                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


30 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Core Growth Fund

The financial information presented is for periods prior to the creation of Class A, B and C shares on July 1, 1999. The financial highlights for Class A, B and C shares will differ due to the distribution fees.

Figures audited by Deloitte & Touche LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class I - period ended:                                                           2/96(1)         2/97         2/98         2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $8.50         $9.29       $11.01       $14.88
Net investment income (loss)(2)                                                     0.03          0.05         0.04         0.01
Net realized and unrealized gain (loss) on investments                              0.81          2.16         4.34         3.40
Total from investment operations                                                    0.84          2.21         4.38         3.41
Less distributions:
  Dividends from net investment income                                             (0.03)        (0.04)       (0.03)       (0.02)
  Distributions in excess of net investment income                                    --            --           --        (0.00)(3)
  Distributions from net realized gain on investments sold                         (0.02)        (0.45)       (0.48)       (0.62)
  Total distributions                                                              (0.05)        (0.49)       (0.51)       (0.64)
Net asset value, end of period                                                     $9.29        $11.01       $14.88       $17.65
Total investment return at net asset value(4) (%)                                   9.94(5)      24.19        40.52        22.92
Total adjusted investment return at net asset value(4,6) (%)                       (5.63)(5)     17.40        37.95        21.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                         549           883        4,605        7,855
Ratio of expenses to average net assets (%)                                         0.95(7)       0.95         0.95         0.95
Ratio of adjusted expenses to average net assets(8,9) (%)                          38.57(7)       7.74         3.52         1.98
Ratio of net investment income (loss) to average net assets (%)                     0.91(7)       0.49         0.34         0.06
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)     (36.71)(7)     (6.30)       (2.23)       (0.97)
Portfolio turnover rate (%)                                                           21           142           91           54
Fee reduction per share(2) ($)                                                      1.36          0.68         0.33         0.17

(1) Began operations on October 2, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Total investment return assumes dividend reinvestment.
(5) Not annualized.
(6) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                                 FUND DETAILS 31

Core Value Fund

The financial information presented is for periods prior to reclassification as Class A shares on July 1, 1999.

Figures audited by Deloitte & Touche LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                            2/96(1)          2/97         2/98         2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                $8.50           $9.47       $10.88       $13.93
Net investment income (loss)(2)                                                      0.10            0.23         0.21         0.15
Net realized and unrealized gain (loss) on investments                               0.96            1.77         3.33         1.23
Total from investment operations                                                     1.06            2.00         3.54         1.38
Less distributions:
  Dividends from net investment income                                              (0.09)          (0.19)       (0.13)       (0.18)
  Distributions from net realized gain on investments sold                             --           (0.40)       (0.36)       (2.77)
  Total distributions                                                               (0.09)          (0.59)       (0.49)       (2.95)
Net asset value, end of period                                                      $9.47          $10.88       $13.93       $12.36
Total investment return at net asset value(3) (%)                                   12.52(4)        21.36        32.97         9.87
Total adjusted investment return at net asset value(3,5) (%)                        (1.18)(4)       15.92        32.02         8.94
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                          682           1,323        7,747        6,685
Ratio of expenses to average net assets (%)                                          0.95(6)         0.95         0.95         0.95
Ratio of adjusted expenses to average net assets(7,8) (%)                           34.06(6)         6.39         1.90         1.88
Ratio of net investment income (loss) to average net assets (%)                      2.81(6)         2.26         1.60         1.03
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)      (30.30)(6)       (3.18)        0.65         0.10
Portfolio turnover rate (%)                                                            12              66          119           61
Fee reduction per share(2) ($)                                                       1.22            0.55         0.12         0.13

(1) Began operations on October 2, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


32 FUND DETAILS

Financial Industries Fund

Figures audited by PricewaterhouseCoopers LLP.

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                               10/96(1)             10/97           10/98
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                    $8.50             $11.03          $14.26
Net investment income (loss)(2)                                                          0.02               0.14            0.15
Net realized and unrealized gain (loss) on investments                                   2.51               3.77            0.52(3)
Total from investment operations                                                         2.53               3.91            0.67
Less distributions:
  Dividends from net investment income                                                     --              (0.03)          (0.11)
  Distributions from net realized gain on investments sold                                 --              (0.65)          (0.02)
  Total distributions                                                                      --              (0.68)          (0.13)
Net asset value, end of period                                                         $11.03             $14.26          $14.80
Total investment return at net asset value(4) (%)                                       29.76(5)           37.19            4.66
Total adjusted investment return at net asset value(4,6) (%)                            26.04(5)           36.92              --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                              895            416,698         861,582
Ratio of expenses to average net assets (%)                                              1.20(7)            1.20            1.37
Ratio of adjusted expenses to average net assets(8) (%)                                  7.07(7)            1.47              --
Ratio of net investment income (loss) to average net assets (%)                          0.37(7)            1.10            0.92
Ratio of adjusted net investment income (loss) to average net assets(8) (%)             (5.50)(7)           0.83              --
Portfolio turnover rate (%)                                                                31                  6              30
Fee reduction per share(2) ($)                                                           0.38               0.03              --

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                          10/97(1)                  10/98
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                               $11.43                 $14.18
Net investment income (loss)(2)                                                                      0.04                   0.03
Net realized and unrealized gain (loss) on investments                                               2.71                   0.54(3)
Total from investment operations                                                                     2.75                   0.57
Less distributions:
  Dividends from net investment income                                                                 --                  (0.03)
  Distributions from net realized gain on investments sold                                             --                  (0.02)
  Total distributions                                                                                  --                  (0.05)
Net asset value, end of period                                                                     $14.18                 $14.70
Total investment return at net asset value(4) (%)                                                   24.06(5)                3.95
Total adjusted investment return at net asset value(4,6) (%)                                        23.85(5)                  --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                    1,308,946              2,603,021
Ratio of expenses to average net assets (%)                                                          1.90(7)                2.07
Ratio of adjusted expenses to average net assets(8) (%)                                              2.17(7)                  --
Ratio of net investment income (loss) to average net assets (%)                                      0.40(7)                0.22
Ratio of adjusted net investment income (loss) to average net assets(8) (%)                          0.13(7)                  --
Portfolio turnover rate (%)                                                                             6                     30
Fee reduction per share(2) ($)                                                                       0.03                     --

(1) Class A and Class B shares began operations on March 14, 1996 and January 14, 1997, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period ended October 31, 1998, due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 33

Large Cap Growth Fund

Figures audited by Ernst & Young LLP.

--------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            12/93     12/94     12/95     10/96(1)
--------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $17.32    $17.40    $15.89       $19.51
Net investment income (loss)                                       (0.11)    (0.10)    (0.09)(2)    (0.13)(2)
Net realized and unrealized gain (loss) on investments              2.33     (1.21)     4.40         3.90
Total from investment operations                                    2.22     (1.31)     4.31         3.77
Less distributions:
  Distributions from net realized gain on investments sold         (2.14)    (0.20)    (0.69)          --
Net asset value, end of period                                    $17.40    $15.89    $19.51       $23.28
Total investment return at net asset value(3) (%)                  13.03     (7.50)    27.17        19.32(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     162,937   146,466   241,700      279,425
Ratio of expenses to average net assets (%)                         1.56      1.65      1.48         1.48(5)
Ratio of net investment income (loss) to average net assets (%)    (0.67)    (0.64)    (0.46)       (0.73)(5)
Portfolio turnover rate (%)                                           68        52        68(6)        59

------------------------------------------------------------------------------------------
Class A - period ended:                                             10/97        10/98
------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $23.28       $24.37
Net investment income (loss)                                        (0.12)(2)    (0.11)(2)
Net realized and unrealized gain (loss) on investments               3.49         2.17
Total from investment operations                                     3.37         2.06
Less distributions:
  Distributions from net realized gain on investments sold          (2.28)       (4.16)
Net asset value, end of period                                     $24.37       $22.27
Total investment return at net asset value(3) (%)                   16.05         9.80
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      303,067      381,591
Ratio of expenses to average net assets (%)                          1.44         1.40
Ratio of net investment income (loss) to average net assets (%)     (0.51)       (0.50)
Portfolio turnover rate (%)                                           133          153(6)

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          12/94(7)       12/95     10/96(1)        10/97      10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $17.16      $15.83       $19.25       $22.83     $23.70
Net investment income (loss)(2)                                     (0.20)      (0.26)       (0.26)       (0.27)     (0.25)
Net realized and unrealized gain (loss) on investments              (0.93)       4.37         3.84         3.42       2.09
Total from investment operations                                    (1.13)       4.11         3.58         3.15       1.84
Less distributions:
  Distributions from net realized gain on investments sold          (0.20)      (0.69)          --        (2.28)     (4.16)
Net asset value, end of period                                     $15.83      $19.25       $22.83       $23.70     $21.38
Total investment return at net asset value(3) (%)                   (6.56)(4)   26.01        18.60(4)     15.33       9.04
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        3,807      15,913       25,474       36,430    217,448
Ratio of expenses to average net assets (%)                          2.38(5)     2.31         2.18(5)      2.13       2.08
Ratio of net investment income (loss) to average net assets (%)     (1.25)(5)   (1.39)       (1.42)(5)    (1.20)     (1.16)
Portfolio turnover rate (%)                                            52          68(6)        59          133        153(6)

------------------------------------------------------------------------------------------------------------------------------------
Class C -  period ended:                                                                                             10/98(7)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                  $21.43
Net investment income (loss)(2)                                                                                        (0.10)
Net realized and unrealized gain (loss) on investments                                                                  0.04
Total from investment operations                                                                                       (0.06)
Net asset value, end of period                                                                                        $21.37
Total investment return at net asset value(3) (%)                                                                      (0.28)(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                             152
Ratio of expenses to average net assets (%)                                                                             2.10(5)
Ratio of net investment income (loss) to average net assets (%)                                                        (1.14)(5)
Portfolio turnover rate (%)                                                                                              153(6)

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Excludes merger activity.
(7) Class B and Class C shares began operations on January 3, 1994 and June 1, 1998, respectively.


34 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                10/94(1)       10/95      10/96       10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $8.50        $7.93      $9.32      $10.92      $11.40
Net investment income (loss)(2)                                          (0.03)       (0.07)     (0.11)      (0.06)      (0.09)
Net realized and unrealized gain (loss) on investments                   (0.54)        1.46       3.34        1.00       (0.89)
Total from investment operations                                         (0.57)        1.39       3.23        0.94       (0.98)
Less distributions:
  Distributions from net realized gain on investments sold                  --           --      (1.63)      (0.46)      (1.31)
Net asset value, end of period                                           $7.93        $9.32     $10.92      $11.40       $9.11
Total investment return at net asset value(3) (%)                        (6.71)       17.53      36.15        8.79       (9.40)
Total adjusted investment return at net asset value(3,4) (%)             (6.83)          --         --          --          --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            92,325      101,562    156,578     141,997     101,138
Ratio of expenses to average net assets (%)                               1.50         1.59       1.59        1.59        1.59
Ratio of adjusted expenses to average net assets(5) (%)                   1.62           --         --          --          --
Ratio of net investment income (loss) to average net assets (%)          (0.41)       (0.87)     (1.00)      (0.57)      (0.86)
Ratio of adjusted net investment (loss) to average net assets(5) (%)     (0.53)          --         --          --          --
Portfolio turnover rate (%)                                                 57          155        240         317         168
Fee reduction per share ($)                                               0.01(2)        --         --          --          --

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                 10/94(1)      10/95      10/96      10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $8.50        $7.87      $9.19      $10.67      $11.03
Net investment income (loss)(2)                                          (0.09)       (0.13)     (0.18)      (0.13)      (0.15)
Net realized and unrealized gain (loss) on investments                   (0.54)        1.45       3.29        0.95       (0.85)
Total from investment operations                                         (0.63)        1.32       3.11        0.82       (1.00)
Less distributions:
  Distributions from net realized gain on investments sold                  --           --      (1.63)      (0.46)      (1.31)
Net asset value, end of period                                           $7.87        $9.19     $10.67      $11.03       $8.72
Total investment return at net asset value(3) (%)                        (7.41)       16.77      35.34        7.84       (9.97)
Total adjusted investment return at net asset value(3,4) (%)             (7.53)          --         --          --          --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           131,983      137,363    238,901     204,812     134,188
Ratio of expenses to average net assets (%)                               2.22         2.30       2.29        2.28        2.27
Ratio of adjusted expenses to average net assets(5) (%)                   2.34           --         --          --          --
Ratio of net investment income (loss) to average net assets (%)          (1.13)       (1.55)     (1.70)      (1.25)      (1.54)
Ratio of adjusted net investment (loss) to average net assets(5) (%)     (1.25)          --         --          --          --
Portfolio turnover rate (%)                                                 57          155        240         317         168
Fee reduction per share ($)                                               0.01(2)        --         --          --          --

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                                  10/98(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                     $9.99
Net investment income (loss)(2)                                                                                          (0.06)
Net realized and unrealized gain (loss) on investments                                                                   (1.21)
Total from investment operations                                                                                         (1.27)
Net asset value, end of period                                                                                           $8.72
Total investment return at net asset value(3) (%)                                                                       (12.71)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                               100
Ratio of expenses to average net assets (%)                                                                               2.29(7)
Ratio of net investment income (loss) to average net assets (%)                                                          (1.66)(7)
Portfolio turnover rate (%)                                                                                                168

(1) Class A and Class B shares began operations on November 1, 1993. Class C shares began operations on June 1, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5) Unreimbursed, without fee reduction.
(6) Not annualized.
(7) Annualized.


                                                                 FUND DETAILS 35

Regional Bank Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/94      10/95       10/96       10/97        10/98
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $21.62     $21.52      $27.14      $33.99       $48.73
Net investment income (loss)(1)                                      0.39       0.52        0.63        0.64         0.66
Net realized and unrealized gain (loss) on investments               0.91       5.92        7.04       15.02         1.99
Total from investment operations                                     1.30       6.44        7.67       15.66         2.65
Less distributions:
  Dividends from net investment income                              (0.34)     (0.48)      (0.60)      (0.61)       (0.65)
  Distributions from net realized gain on investments sold          (1.06)     (0.34)      (0.22)      (0.31)       (0.39)
  Total distributions                                               (1.40)     (0.82)      (0.82)      (0.92)       (1.04)
Net asset value, end of period                                     $21.52     $27.14      $33.99      $48.73       $50.34
Total investment return at net asset value(2) (%)                    6.44      31.00       28.78       46.79         5.33
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      216,978    486,631     860,843   1,596,836    1,500,200
Ratio of expenses to average net assets (%)                          1.34       1.39        1.36        1.30         1.24
Ratio of net investment income to average net assets (%)             1.78       2.23        2.13        1.55         1.23
Portfolio turnover rate (%)                                            13         14           8           5            5

------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/94      10/95       10/96       10/97        10/98
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $21.56     $21.43      $27.02      $33.83       $48.48
Net investment income (loss)(1)                                      0.23       0.36        0.42        0.35         0.30
Net realized and unrealized gain (loss) on investments               0.91       5.89        7.01       14.95         1.97
Total from investment operations                                     1.14       6.25        7.43       15.30         2.27
Less distributions:
  Dividends from net investment income                              (0.21)     (0.32)      (0.40)      (0.34)       (0.28)
  Distributions from net realized gain on investments sold          (1.06)     (0.34)      (0.22)      (0.31)       (0.39)
  Total distributions                                               (1.27)     (0.66)      (0.62)      (0.65)       (0.67)
Net asset value, end of period                                     $21.43     $27.02      $33.83      $48.48       $50.08
Total investment return at net asset value(2) (%)                    5.69      30.11       27.89       45.78         4.62
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      522,207  1,236,447   2,408,514   4,847,755    4,506,983
Ratio of expenses to average net assets (%)                          2.06       2.09        2.07        2.00         1.92
Ratio of net investment income (loss) to average net assets (%)      1.07       1.53        1.42        0.84         0.56
Portfolio turnover rate (%)                                            13         14           8           5            5

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


36 FUND DETAILS

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A(1) - period ended:                                          10/94    10/95(2)       10/96       10/97         10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $6.47       $6.71       $9.02      $10.22        $12.35
Net investment income (loss)(3)                                     (0.04)      (0.07)      (0.09)      (0.07)        (0.08)
Net realized and unrealized gain (loss) on investments               0.28        2.38        1.29        2.41         (1.34)
Total from investment operations                                     0.24        2.31        1.20        2.34         (1.42)
Less distributions:
  Distributions from net realized gain on investments sold             --          --          --       (0.21)        (2.52)
Net asset value, end of period                                      $6.71       $9.02      $10.22      $12.35         $8.41
Total investment return at net asset value(4) (%)                    3.59       34.56       13.27       23.35        (14.14)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      131,053     179,481     218,497     209,384       179,700
Ratio of expenses to average net assets (%)                          1.44        1.38        1.32        1.29(5)       1.36(5)
Ratio of net investment income (loss) to average net assets (%)     (0.71)      (0.83)      (0.86)      (0.57)        (1.02)
Portfolio turnover rate (%)                                            25          23          44          96           103

------------------------------------------------------------------------------------------------------------------------------------
Class B(1) - period ended:                                          10/94    10/95(2)       10/96       10/97         10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $6.33       $6.51       $8.70       $9.78        $11.72
Net investment income (loss)(3)                                     (0.09)      (0.11)      (0.15)      (0.14)        (0.15)
Net realized and unrealized gain (loss) on investments               0.27        2.30        1.23        2.29         (1.24)
Total from investment operations                                     0.18        2.19        1.08        2.15         (1.39)
Less distributions:
  Distributions from net realized gain on investments sold             --          --          --       (0.21)        (2.52)
Net asset value, end of period                                      $6.51       $8.70       $9.78      $11.72         $7.81
Total investment return at net asset value(4) (%)                    2.80       33.60       12.48       22.44        (14.80)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      283,435     393,478     451,268     472,594       361,992
Ratio of expenses to average net assets (%)                          2.19        2.11        2.05        2.02(5)       2.07(5)
Ratio of net investment income (loss) to average net assets (%)     (1.46)      (1.55)      (1.59)      (1.30)        (1.73)
Portfolio turnover rate (%)                                            25          23          44          96           103

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                               10/98(6)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                  $8.96
Net investment income (loss)(3)                                                                                       (0.03)
Net realized and unrealized gain (loss) on investments                                                                (1.12)
Total from investment operations                                                                                      (1.15)
Net asset value, end of period                                                                                        $7.81
Total investment return at net asset value(4) (%)                                                                    (12.83)(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                            468
Ratio of expenses to average net assets (%)                                                                            2.11(5,8)
Ratio of net investment income (loss) to average net assets (%)                                                       (1.86)(8)
Portfolio turnover rate (%)                                                                                             103

(1) All per share amounts and net asset values have been restated to reflect the four-for-one stock split effective May 1, 1998.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.
(6) Class C shares began operations on June 1, 1998.
(7) Not annualized.
(8) Annualized.


                                                                 FUND DETAILS 37

Small Cap Value Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                       12/94(1)    12/95     12/96     12/97    10/98(2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $8.50      $8.99    $10.39    $10.32     $12.27
Net investment income (loss)(3)                                                 0.18       0.21      0.14      0.06       0.02
Net realized and unrealized gain (loss) on investments                          0.48       1.60      1.17      2.52      (1.47)
Total from investment operations                                                0.66       1.81      1.31      2.58      (1.45)
Less distributions:
  Dividends from net investment income                                         (0.17)     (0.20)    (0.14)    (0.03)        --
  Distributions from net realized gain on investments sold                        --      (0.21)    (1.24)    (0.60)        --
  Total distributions                                                          (0.17)     (0.41)    (1.38)    (0.63)        --
Net asset value, end of period                                                 $8.99     $10.39    $10.32    $12.27     $10.82
Total investment return at net asset value(4) (%)                               7.81(5)   20.26     12.91     25.25     (11.82)(5)
Total adjusted investment return at net asset value(4,6) (%)                    7.30(5)   19.39     12.20     24.65     (12.33)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   4,420     12,845    15,853    20,961     22,528
Ratio of expenses to average net assets (%)                                     0.99(7)    0.98      0.99      0.99       1.01(7)
Ratio of adjusted expenses to average net assets(8) (%)                         4.98(7)    1.85      1.70      1.59       1.62(7)
Ratio of net investment income (loss) to average net assets (%)                 2.10(7)    2.04      1.31      0.47       0.25(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)    (1.89)(7)   1.17      0.60     (0.13)     (0.36)(7)
Portfolio turnover rate (%)                                                      0.3          9        72       140         69
Fee reduction per share(3) ($)                                                  0.34       0.09      0.08      0.07       0.06

------------------------------------------------------------------------------------------------------------------------------------
Class B -  period ended:                                                      12/94(1)    12/95     12/96     12/97    10/98(2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $8.50      $9.00    $10.38    $10.31     $12.21
Net investment income (loss)(3)                                                 0.13       0.12      0.07     (0.03)     (0.04)
Net realized and unrealized gain (loss) on investments                          0.48       1.59      1.17      2.53      (1.46)
Total from investment operations                                                0.61       1.71      1.24      2.50      (1.50)
Less distributions:
  Dividends from net investment income                                         (0.11)     (0.12)    (0.07)       --         --
  Distributions from net realized gain on investments sold                        --      (0.21)    (1.24)    (0.60)        --
  Total distributions                                                          (0.11)     (0.33)    (1.31)    (0.60)        --
Net asset value, end of period                                                 $9.00     $10.38    $10.31    $12.21     $10.71
Total investment return at net asset value(4) (%)                               7.15(5)   19.11     12.14     24.41     (12.29)(5)
Total adjusted investment return at net asset value(4,6) (%)                    6.64(5)   18.24     11.43     23.81     (12.80)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   3,296     16,994    22,097    35,033     30,637
Ratio of expenses to average net assets (%)                                     1.72(7)    1.73      1.69      1.69       1.71(7)
Ratio of adjusted expenses to average net assets(8) (%)                         5.71(7)    2.60      2.40      2.29       2.32(7)
Ratio of net investment income (loss) to average net assets (%)                 1.53(7)    1.21      0.62     (0.24)     (0.45)(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)    (2.46)(7)   0.34     (0.09)    (0.84)     (1.06)(7)
Portfolio turnover rate (%)                                                      0.3          9        72       140         69
Fee reduction per share(3) ($)                                                  0.34       0.09      0.08      0.07       0.06


38 FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Class C -  period ended:                                                                                                  10/98(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                      $13.39
Net investment income (loss)(3)                                                                                            (0.03)
Net realized and unrealized gain (loss) on investments                                                                     (2.65)
Total from investment operations                                                                                           (2.68)
Net asset value, end of period                                                                                            $10.71
Total investment return at net asset value(4) (%)                                                                         (20.01)(5)
Total adjusted investment return at net asset value(4,6) (%)                                                              (20.32)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                                $422
Ratio of expenses to average net assets (%)                                                                                 1.71(7)
Ratio of adjusted expenses to average net assets(8) (%)                                                                     2.32(7)
Ratio of net investment income (loss) to average net assets (%)                                                            (0.54)(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)                                                (1.15)(7)
Portfolio turnover rate (%)                                                                                                   69
Fee reduction per share(3) ($)                                                                                              0.04

(1) Class A and Class B shares began operations on January 3, 1994. Class C shares began operations on May 1, 1998.
(2) Effective October 31, 1998, the fiscal year end changed from December 31 to October 31.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 39

Special Equities Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/94        10/95       10/96       10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $16.13       $16.11      $22.15      $24.53      $26.32
Net investment income (loss)(1)                                     (0.21)       (0.18)      (0.22)      (0.29)      (0.27)
Net realized and unrealized gain (loss) on investments               0.19         6.22        3.06        2.08       (5.84)
Total from investment operations                                    (0.02)        6.04        2.84        1.79       (6.11)
Less distributions:
  Distributions from net realized gain on investments sold             --           --       (0.46)         --          --
Net asset value, end of period                                     $16.11       $22.15      $24.53      $26.32      $20.21
Total investment return at net asset value(2) (%)                   (0.12)       37.49       12.96        7.30      (23.21)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      310,625      555,655     972,312     807,371     453,919
Ratio of expenses to average net assets (%)                          1.62         1.48        1.42        1.43        1.41
Ratio of net investment income (loss) to average net assets (%)     (1.40)       (0.97)      (0.89)      (1.18)      (1.09)
Portfolio turnover rate (%)                                            66           82          59          41         107

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/94        10/95       10/96       10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $16.08       $15.97      $21.81      $23.96      $25.52
Net investment income (loss)(1)                                     (0.30)       (0.31)      (0.40)      (0.46)      (0.45)
Net realized and unrealized gain (loss) on investments               0.19         6.15        3.01        2.02       (5.62)
Total from investment operations                                    (0.11)        5.84        2.61        1.56       (6.07)
Less distributions:
  Distributions from net realized gain on investments sold             --           --       (0.46)         --          --
Net asset value, end of period                                     $15.97       $21.81      $23.96      $25.52      $19.45
Total investment return at net asset value(2) (%)                   (0.68)       36.57       12.09        6.51      (23.79)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      191,979      454,934     956,374     951,449     460,971
Ratio of expenses to average net assets (%)                          2.25         2.20        2.16        2.19        2.16
Ratio of net investment income (loss) to average net assets (%)     (2.02)       (1.69)      (1.65)      (1.95)      (1.84)
Portfolio turnover rate (%)                                            66           82          59          41         107

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


40 FUND DETAILS

--------------------------------------------------------------------------------


For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

                                               (C) 1999 John Hancock Funds, Inc.
                                                                      GROPN 7/99

       John Hancock(R)